ACQUISITION (Details) - Peak Consulting Services Limited - USD ($)	Feb. 29, 2024	Feb. 12, 2024
ACQUISITION
Number of ordinary shares acquired	600,000	600,000
Percentage of issued and outstanding ordinary shares acquired	100.00%	100.00%
Consideration in shares		694,445
Intangibles from acquisition	$ 1,797,109
Assets acquired:
Cash	77,893
Intangible assets	1,797,109
Total assets	1,875,002
Purchase price	$ 1,875,002
Class A ordinary shares
ACQUISITION
Consideration in shares	694,445
Share price	$ 2.70